Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2070 Fund
June 30, 2026
Z70-NPRT1-0826
1.9912163.102
Bond Funds - 3.1%
	Shares	Value ($)
Fidelity Series Long-Term Treasury Bond Index Fund (a) (Cost $295,169)	55,480	295,710

Domestic Equity Funds - 54.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	44,389	1,209,162
Fidelity Series Large Cap Growth Index Fund (a)	24,681	772,022
Fidelity Series Large Cap Stock Fund (a)	27,404	808,953
Fidelity Series Large Cap Value Index Fund (a)	67,599	1,431,744
Fidelity Series Small Cap Core Fund (a)	13,432	218,128
Fidelity Series Small Cap Opportunities Fund (a)	7,289	147,306
Fidelity Series Value Discovery Fund (a)	27,522	513,552
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,133,289)		5,100,867

International Equity Funds - 42.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,738	224,643
Fidelity Series Canada Index Fund (a)	8,263	82,628
Fidelity Series Emerging Markets Fund (a)	19,415	296,279
Fidelity Series Emerging Markets Opportunities Fund (a)	36,867	1,184,915
Fidelity Series International Growth Fund (a)	30,192	651,247
Fidelity Series International Index Fund (a)	14,954	248,677
Fidelity Series International Small Cap Fund (a)	3,943	74,566
Fidelity Series International Value Fund (a)	38,264	640,540
Fidelity Series Overseas Fund (a)	39,903	646,026
Fidelity Series Select International Small Cap Fund (a)	469	7,263
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,191,817)		4,056,784

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,620,275)	9,453,361
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	9,453,360

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Blue Chip Growth Fund	957,714	133,130	143,368	-	11,656	250,030	1,209,162	44,389
Fidelity Series Canada Fund	309,598	53,239	145,934	-	5,090	2,650	224,643	10,738
Fidelity Series Canada Index Fund	-	82,628	-	-	-	-	82,628	8,263
Fidelity Series Commodity Strategy Fund	36,926	8,026	44,497	-	4,849	(5,304)	-	-
Fidelity Series Corporate Bond Fund	-	204	204	1	-	-	-	-
Fidelity Series Emerging Markets Fund	204,529	56,202	9,099	-	128	44,519	296,279	19,415
Fidelity Series Emerging Markets Opportunities Fund	819,728	203,654	41,964	-	792	202,705	1,184,915	36,867
Fidelity Series Government Bond Index Fund	-	567	567	1	-	-	-	-
Fidelity Series Government Money Market Fund	-	8,951	8,951	18	-	-	-	-
Fidelity Series International Growth Fund	543,402	60,689	37,645	-	248	84,553	651,247	30,192
Fidelity Series International Index Fund	210,804	26,914	8,516	-	(46)	19,521	248,677	14,954
Fidelity Series International Small Cap Fund	72,749	5,244	9,512	-	447	5,638	74,566	3,943
Fidelity Series International Value Fund	544,450	84,984	21,927	-	(213)	33,246	640,540	38,264
Fidelity Series Investment Grade Bond Fund	-	495	495	1	-	-	-	-
Fidelity Series Large Cap Growth Index Fund	610,609	107,920	47,892	2,914	1,300	100,085	772,022	24,681
Fidelity Series Large Cap Stock Fund	643,181	110,810	27,092	-	367	81,687	808,953	27,404
Fidelity Series Large Cap Value Index Fund	1,131,423	199,280	63,051	-	788	163,304	1,431,744	67,599
Fidelity Series Long-Term Treasury Bond Index Fund	316,498	118,981	138,678	2,476	(4,366)	3,275	295,710	55,480
Fidelity Series Overseas Fund	544,798	66,522	29,134	-	140	63,700	646,026	39,903
Fidelity Series Select International Small Cap Fund	6,138	592	19	-	-	552	7,263	469
Fidelity Series Small Cap Core Fund	180,331	14,269	7,494	6,568	152	30,870	218,128	13,432
Fidelity Series Small Cap Opportunities Fund	111,411	18,621	4,871	-	92	22,053	147,306	7,289
Fidelity Series Treasury Bill Index Fund	-	26,845	26,845	54	-	-	-	-
Fidelity Series Value Discovery Fund	404,299	78,605	15,975	-	341	46,282	513,552	27,522
	7,648,588	1,467,372	833,730	12,033	21,765	1,149,366	9,453,361

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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